REVENUE - Disaggregation of Revenue by Industry Vertical (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 522,310	$ 413,439	$ 322,856
Media and Entertainment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	133,093	99,640	67,912
Travel & Hospitality
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	89,212	68,400	63,414
Banks, Financial Services and Insurance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	114,439	94,994	59,786
Technology & Telecommunications
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	67,310	60,648	51,378
Professional Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	52,318	40,660	42,286
Consumer, Retail & Manufacturing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	54,087	36,025	28,710
Other Verticals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 11,851	$ 13,072	$ 9,370